Expense Example - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847